UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549

							FORM 13F
                    FORM 13F COVER PAGE
          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 03/31/2000 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS MANAGEMENT, L.L.C.
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-5804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Lourdes Lopez-Isa
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
Lourdes Lopez-Isa                Arlington, Virginia      05/15/2000

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                94
FORM 13F Information Table Value Total:                           356,707,371.06

List of other Included Managers:
 NONE
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                                        FORM 13F INFORMATION TABLE
                              TITLE                                   SHARES OR              INVESTMENT       MGRS  VOTING AUTHORITY
                              OF                   FAIR MARKET        PRINCIPAL              DISCRETION      SEE        (SHARES)
NAME OF ISSUER                CLASS   CUSIP        VALUE              AMOUNT              SOLE  SHARED OTHER INST.V SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Aracruz                       ADR     038496204            224,587.50            10,600.00 X                   1                 X
Aracruz                       ADR     038496204            444,937.50            21,000.00 X                   1          X
Banco Edwards                 ADR     059504100            844,372.75            46,267.00 X                   1                 X
Aracruz                       ADR     038496204          8,597,887.50           405,800.00 X                   1     X
Banco Edwards                 ADR     059504100            426,119.25            23,349.00 X                   1          X
Banco Ganadero                ADS     059594507            168,800.00            21,100.00 X                   1                 X
Banco Edwards                 ADR     059504100          4,094,606.50           224,362.00 X                   1     X
Banco Rio de la Plata         ADR     059644104            372,125.00            26,000.00 X                   1          X
Banco Santander (Banco Osorno ADR     05965F108            657,951.25            48,290.00 X                   1                 X
Banco Rio de la Plata         ADR     059644104          6,144,356.25           429,300.00 X                   1     X
Bancolombia                   ADR     05968L102            150,937.50            52,500.00 X                   1          X
Brahma                        ADR     20440X103            843,375.00            51,900.00 X                   1                 X
Bancolombia                   ADR     05968L102            369,725.00           128,600.00 X                   1     X
Buenaventura                  ADR     204448104            319,637.50            18,265.00 X                   1          X
CANTV                         ADR     204421101          2,307,240.00            79,560.00 X                   1                 X
Buenaventura                  ADR     204448104          9,418,745.00           538,214.00 X                   1     X
CANTV                         ADR     204421101            716,300.00            24,700.00 X                   1          X
CANTV                         ADR     204421101         11,730,500.00           404,500.00 X                   1     X
Cementos Mexicanos            ADR     151290889            734,701.63            32,473.00 X                   1          X
China Tire                    COM     G2107X108            227,012.50            28,600.00 X                   1                 X
Compania Cervecerias Unidas   ADR     204429104            885,550.00            35,600.00 X                   1                 X
Cementos Mexicanos            ADR     151290889         15,525,410.75           686,206.00 X                   1     X
Concha y Toro                 ADS     927191106          2,972,200.00            77,200.00 X                   1     X
Copel (Cia. Par. de Energ.)   ADR     20441B407            824,500.00            97,000.00 X                   1          X
Copel (Cia. Par. de Energ.)   ADR     20441B407         18,361,700.00         2,160,200.00 X                   1     X
Cristales                     ADR     226714103            296,137.50            15,900.00 X                   1          X
ECI Telecommunications Ltd.   COM     268258100            493,120.88            15,717.00 X                   1                 X
Cristales                     ADR     226714103          6,865,175.00           368,600.00 X                   1     X
ECI Telecommunications Ltd.   COM     268258100            432,661.25            13,790.00 X                   1          X
Endesa                        ADR     29244T101            917,415.00            84,360.00 X                   1                 X
Enersis                       ADR     29274F104            661,700.00            32,576.00 X                   1                 X
ECI Telecommunications Ltd.   COM     268258100          8,337,121.88           265,725.00 X                   1     X
Enersis                       ADR     29274F104            576,875.00            28,400.00 X                   1          X
Femsa                         ADR     344419106          1,016,055.00            22,579.00 X                   1                 X
Enersis                       ADR     29274F104         18,514,132.81           911,465.00 X                   1     X
Femsa                         ADR     344419106          1,197,000.00            26,600.00 X                   1          X
Gener (fka Chilgener)         ADR     368731105            611,550.00            45,300.00 X                   1                 X
Gilat Satellite Networks Ltd. COM     M51474100            527,625.00             4,500.00 X                   1                 X
Femsa                         ADR     344419106         16,173,000.00           359,400.00 X                   1     X
Grupo Elektra (fka Grupo Feni GDR     40050A102            130,050.00            10,200.00 X                   1          X
Grupo Elektra (fka Grupo Feni GDR     40050A102          1,913,775.00           150,100.00 X                   1     X
Grupo Radio Centro            ADS     40049C102          1,007,812.50            75,000.00 X                   1     X
Grupo Televisa                GDR     40049J206            904,400.00            13,300.00 X                   1          X
Grupo Televisa                GDR     40049J206         17,578,952.00           258,514.00 X                   1     X
Grupo Tribasa                 ADS     40049F105             29,212.03            62,319.00 X                   1          X
Grupo Tribasa                 ADS     40049F105            332,250.00           708,800.00 X                   1     X
Gulf Indonesia                ADR     402284103            307,975.00            38,800.00 X                   1          X
Huaneng Power Int'l           ADR     443304100            164,800.00            20,600.00 X                   1                 X
India Fund                    COU     454089103          3,944,000.00           232,000.00 X                   1                 X
Gulf Indonesia                ADR     402284103          4,424,759.38           557,450.00 X                   1     X
Indosat                       ADR     715680104            264,687.50            15,400.00 X                   1          X
Indosat                       ADR     715680104          3,524,210.94           205,045.00 X                   1     X
Jardine Flemings India Fund   COU     471112102          3,895,462.50           284,600.00 X                   1                 X
Infosys Technologies          ADR     456788108          1,389,600.00             7,200.00 X                   1     X
Korea Telecom Corporation     ADR     50063P103            258,125.00             5,900.00 X                   1          X
Labchile                      ADS     50540H104            753,025.00            33,100.00 X                   1                 X
Korea Telecom Corporation     ADR     50063P103         13,881,481.25           317,291.00 X                   1     X
Labchile                      ADS     50540H104          2,011,100.00            88,400.00 X                   1     X
Masisa (Maderas y Sinteticos  ADR     574799102            426,937.50            29,700.00 X                   1          X
Masisa (Maderas y Sinteticos  ADR     574799102         14,662,500.00         1,020,000.00 X                   1     X
Matav                         ADR     559776109          2,327,193.75            52,150.00 X                   1     X
Mavesa                        ADR     577717101            655,200.00           249,600.00 X                   1     X
Nortel                        ADR     656567401            523,875.00            25,400.00 X                   1          X
PC Holdings                   ADR     693200107            933,603.63            54,517.00 X                   1                 X
Nortel                        ADR     656567401         10,493,422.50           508,772.00 X                   1     X
PC Holdings                   ADR     693200107            416,959.50            24,348.00 X                   1          X
PC Holdings                   ADR     693200107          8,272,214.13           483,049.00 X                   1     X
Philippine Long Distance T.   ADR     718252604            671,287.50            30,600.00 X                   1          X
Philippine Long Distance T.   ADR     718252604         10,483,931.25           477,900.00 X                   1     X
Pohang Iron and Steel         ADR     730450103         14,621,750.00           531,700.00 X                   1     X
Provida                       ADR     00709P108            333,450.00            15,600.00 X                   1          X
Provida                       ADR     00709P108          5,972,175.00           279,400.00 X                   1     X
SK Telecom                    ADR     78440P108            480,480.00            12,320.00 X                   1          X
Rostelekom (IAS)              ADR     778529107            878,750.00            37,000.00 X                   1     X
Southern Peru Ltd.            ADR     843611104            180,934.00            13,918.00 X                   1                 X
SK Telecom                    ADR     78440P108         15,681,666.00           402,094.00 X                   1     X
Tele Centro Sul Holding Co.   ADR     879239101          1,417,500.00            17,500.00 X                   1                 X
Taiwan Semiconductor Mfg. Cor ADR     874039100          7,845,651.00           137,643.00 X                   1     X
Telecentro Oeste Celular Hold ADR     87923P105            134,850.00            11,600.00 X                   1          X
Telecom Argentina             ADR     879273209          1,879,975.00            54,100.00 X                   1                 X
Telecentro Oeste Celular Hold ADR     87923P105          2,087,850.00           179,600.00 X                   1     X
Telecom Argentina             ADR     879273209          4,463,950.25           128,459.00 X                   1     X
Telefonos de Chile            ADR     204449300          2,214,143.75            97,325.00 X                   1                 X
Telefonos De Mexico           ADR     879403780          5,289,114.00            78,942.00 X                   1     X
Telefonos de Chile            ADR     204449300            696,150.00            30,600.00 X                   1          X
Telefonos de Chile            ADR     204449300         10,414,950.00           457,800.00 X                   1     X
Telenordeste Celular Holding  ADR     87924W109            236,775.00             3,300.00 X                   1          X
Telenordeste Celular Holding  ADR     87924W109          7,080,648.75            98,685.00 X                   1     X
Telenorte Leste Wireline Co.  ADR     879246106         10,480,398.75           393,630.00 X                   1     X
Telkom                        ADR     715684106            517,332.00            54,456.00 X                   1          X
Telkom                        ADR     715684106          6,191,188.00           651,704.00 X                   1     X
Transportadora de Gas del Sur ADR     893870204            192,100.00            22,600.00 X                   1     X
Tricom S.A.                   ADR     89612A100          1,089,600.00            45,400.00 X                   1     X
Unibanco                      GDR     90458E107          5,760,339.00           181,428.00 X                   1     X
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